INSURANCE CONTRACTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Remaining coverage liability	R$ 331,148,632	R$ 292,524,729
Premium allocation approach	3,256,881	3,981,922
General model/variable fee approach	327,891,751	288,542,807
- Present value of estimated future cash flows	301,644,946	264,487,570
- Non-financial risk adjustment	1,832,047	1,892,918
- Contract Service Margin	24,414,758	22,162,319
Liability for incurred claims	13,643,590	12,231,236
- Present value of estimated future cash flows	13,150,546	11,929,406
- Non-financial risk adjustment	493,044	301,830
Total liabilities for insurance contracts	R$ 344,792,222	R$ 304,755,965